Sales revenue from contracts with customers (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about sales revenue [Line Items]
Revenue		$ 68,603,872	$ 55,954,228	$ 48,485,561
Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		29,187,067	26,006,139	23,697,150
Recognition of price differential	[1]	3,835,533	2,229,953	1,048,022
Revenue		33,022,600	28,236,092	24,745,172
Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		35,581,272	27,718,136	23,740,389
Med-distillates [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		11,586,192	9,590,326	8,553,503
Gasoline and turbo fuel [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		7,952,852	6,990,187	6,092,739
Gasoline and turbo fuel [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		1,782,194	1,223,994	1,046,758
Services [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from rendering of services		239,410	283,799	225,293
Natural Gass [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		1,885,846	1,815,754	1,988,336
Natural Gass [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		27,899	32,303	58,809
Plastic and rubber [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		822,367	833,982	724,708
Plastic and rubber [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		1,268,582	1,169,101	1,171,342
L.P.G. and propane [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		574,639	509,619	405,869
L.P.G. and propane [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		20,212	15,631	8,568
Asphalts [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		335,426	275,803	340,400
Other products [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		489,507	280,226	184,873
Other products [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		350,811	441,124	380,222
Cash flow hedging - Reclassification to profit or loss [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		128,404	160,772	33,074
Fuel oil [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		509,482	354,058	148,248
Fuel oil [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		2,053,594	1,982,408	2,158,539
Crude Oil [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		550,479	909,871	553,666
Crude Oil [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		26,898,737	21,479,063	17,278,579
Diesel [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		3,050,839	1,213,740	1,604,498
Polyethylene [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		270,887	167,348	203,959
Other Income Gas Contracts [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		156,031	188,195	271,337
Transport Service [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		3,531,404	3,589,553	3,817,991
Recognition of price differential | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		$ 282,545	$ 217,418	$ 186,228

[1]	Corresponds to the application of Decree 1068 of 2015, which establishes the procedure to recognize the subsidy for refiners and importers of current motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). See Note 4.16 – Sales revenue recognition from contracts with customers.